Deferred income tax (Tables)	12 Months Ended
Dec. 31, 2021
Deferred income tax
Schedule of gross tax assets and liabilities

	2020	2021
	RMB’000	RMB’000
The deferred tax assets comprise temporary differences attributable to:
- Tax losses	27,988	43,323
- Others	4,658	2,442
	32,646	45,765
The deferred tax liabilities comprise temporary differences attributable to:
- Medical licenses and tradenames	(14,425)	(285)
- Others	(226)	—
	(14,651)	(285)

Schedule of deferred tax assets and liabilities by recovery period

	2020	2021
	RMB’000	RMB’000
Deferred income tax assets:
- Deferred income tax assets to be recovered after more than 12 months	31,363	45,765
- Deferred income tax assets to be recovered within 12 months	9	—
	31,372	45,765
Deferred income tax liabilities:
- Deferred income tax liabilities to be settled after more than 12 months	(12,107)	(285)
- Deferred income tax liabilities to be settled within 12 months	(1,270)	—
	(13,377)	(285)
Deferred income tax assets – net	17,995	45,480

Summary of gross movement on deferred income tax accounts

The gross movement on deferred income tax accounts is as follows:

	2020	2021
	RMB’000	RMB’000
At 1 January	7,071	17,995
Acquisition of subsidiaries (Note 29)	(1,385)	—
Disposal of subsidiaries (Note 30)	(750)	7,479
Credited to consolidated statement of comprehensive income	13,073	20,006
Translation adjustment	(14)	—
At 31 December	17,995	45,480

Deferred income tax assets

	Tax losses	Others	Total
	RMB’000	RMB’000	RMB’000
At 1 January 2020	17,478	2,422	19,900
Acquisition of a subsidiary (Note 29)	13,422	5,492	18,914
Disposal of a subsidiary (Note 30)	(10,017)	(5,314)	(15,331)
Credited to consolidated statement of comprehensive income	7,135	2,058	9,193
Translation adjustment	(30)	—	(30)
At 31 December 2020 and 1 January 2021	27,988	4,658	32,646
Acquisition of subsidiaries (Note 29)	—	—	—
Disposal of subsidiaries (Note 30)	(6,144)	(743)	(6,887)
Credited to consolidated statement of comprehensive income	21,479	(1,473)	20,006
Translation adjustment	—	—	—
At 31 December 2021	43,323	2,442	45,765

21          Deferred income tax (Continued)

Deferred income tax liabilities

	Medical licenses
	and tradenames	Others	Total
	RMB’000	RMB’000	RMB’000
At 1 January 2020	12,248	581	12,829
Acquisition of a subsidiary (Note 29)	20,297	—	20,297
Disposal of subsidiaries (Note 30)	(14,581)	—	(14,581)
(Credited)/charge to consolidated statement of comprehensive income	(3,539)	(341)	(3,880)
Translation adjustment	—	(14)	(14)
At 31 December 2020 and 1 January 2021	14,425	226	14,651
Acquisition of subsidiaries (Note 29)	—	—	—
Disposal of subsidiaries (Note 30)	(14,140)	(226)	(14,366)
Credited to consolidated statement of comprehensive income	—	—	—
Translation adjustment	—	—	—
At 31 December 2021	285	—	285

Summary of unrecognized tax losses by expiry period

	2020	2021
	RMB’000	RMB’000
Tax loss expiring within 5 years	71,862	91,221